SHARE-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
SHARE-BASED COMPENSATION (Details) [Line Items]
Share price (in Dollars per share)	$ 10.29
Number of consecutive trading days where price is exceeded			20 days
Share based compensation	$ 1,550	$ 416	$ 1,652	$ 1,522
Cost not yet recognized, period for recognition	3 years 2 months 12 days	0 years
Market-based restricted share units, description	The market-based condition for these awards requires that the Company’s common shares maintain a closing price equal to or greater than $12.50 or $15.00 per share for any 20 trading days within any consecutive 30 trading day period on or before December 18, 2022 or December 18, 2024, respectively.
Compensation cost related to unvested RSU	$ 18,602
Stock Option
SHARE-BASED COMPENSATION (Details) [Line Items]
Share based compensation			$ 1,366	$ 1,522
Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan
SHARE-BASED COMPENSATION (Details) [Line Items]
Issuance of common shares upon vesting of RSUs (in Shares)			4,500,000
Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan | Common Stock [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Expiration period			10 years
Vesting period			4 years
Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan | Common Stock [Member] | Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan
SHARE-BASED COMPENSATION (Details) [Line Items]
Vesting percentage			25.00%
Clever Leaves Holdings Inc. 2020 Incentive Award Plan [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Issuance of common shares upon vesting of RSUs (in Shares)	2,813,215		2,813,215
Clever Leaves Holdings Inc. 2020 Incentive Award Plan [Member] | Share Based Payment Arrangement Tranche Five
SHARE-BASED COMPENSATION (Details) [Line Items]
Percentage of share reserved for issuance				50.00%
Clever Leaves Holdings Inc. 2020 Incentive Award Plan [Member] | Common Stock [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Expiration period	10 years		10 years
Vesting period	4 years		4 years
Shares available for grant (in Shares)	2,423,388		2,813,215
Clever Leaves Holdings Inc. 2020 Incentive Award Plan [Member] | Common Stock [Member] | Installment Four [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Vesting percentage	25.00%		25.00%
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Share price (in Dollars per share)	$ 15.00
Number of consecutive trading days where price is exceeded			20 days	30 days	30 days	20 days
Percentage of share reserved for issuance	50.00%
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Share Based Payment Arrangement Tranche Five
SHARE-BASED COMPENSATION (Details) [Line Items]
Percentage of share reserved for issuance	50.00%		50.00%
Share price (in Dollars per share)	$ 12.50
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Threshold, Two
SHARE-BASED COMPENSATION (Details) [Line Items]
Percentage of share reserved for issuance	50.00%		50.00%
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Minimum [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Number of consecutive trading days where price is exceeded	20 days
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Minimum [Member] | Share Based Payment Arrangement Tranche Five
SHARE-BASED COMPENSATION (Details) [Line Items]
Share price (in Dollars per share)	$ 12.50		$ 12.50	$ 12.50
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Minimum [Member] | Threshold, Two
SHARE-BASED COMPENSATION (Details) [Line Items]
Share price (in Dollars per share)	$ 15.00		$ 15.00
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Maximum [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Number of consecutive trading days where price is exceeded	30 days
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Common Stock [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Shares available for grant (in Shares)	401,282		1,440,000	0
Shares granted (in Shares)	1,038,718			0
General and Administrative Expense [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Share based compensation			$ 1,652	$ 1,522
Total share based compensation expense	$ 1,550	416
Stock Option [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Weighted-average grant date, fair value (in Dollars per share)	$ 10.60		$ 2.02	$ 2.64
RSU [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Fair value of units vested during period	$ 111		$ 51
Share based compensation	356	416	286
Cost not yet recognized, amount	$ 2,472	$ 370	$ 521
RSU [Member] | Weighted Average [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Cost not yet recognized, period for recognition	1 year 9 months 18 days	2 years 6 months	1 year 3 months 18 days	0 years
RSU [Member] | General and Administrative Expense [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Share based compensation	$ 1,194
RSU
SHARE-BASED COMPENSATION (Details) [Line Items]
Share based compensation
Cost not yet recognized, amount			$ 2,276	$ 4,477
Cost not yet recognized, period for recognition			1 year 10 months 24 days	2 years 8 months 12 days